Income Tax - Summary of Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Current income tax
In respect of the current year	$ 170,118	$ 5,207,309	$ 4,979,766	$ 4,177,900
Income tax on unappropriated earnings	(33,406)	(1,022,560)	1,076,353	829,345
Changes in estimate for prior years	(3,392)	(103,822)	(88,162)	28,160
Current income tax	133,320	4,080,927	5,967,957	5,035,405
Deferred income tax
In respect of the current year	(7,426)	(227,327)	534,472	574,541
Effect of tax rate changes	21,475	657,346		14,184
Changes in estimate for prior years	186	5,696	52,872	(206,788)
Effect of foreign currency exchange differences	(107)	(3,273)	(31,698)	(26,498)
Deferred income tax	14,128	432,442	555,646	355,439
Income tax expense recognized in profit or loss	$ 147,448	$ 4,513,369	$ 6,523,603	$ 5,390,844